SUTHERLAND ASBILL & BRENNAN LLP
   MARY JANE WILSON-BILIK
   DIRECT LINE: 202.383.0660
   Internet: maryjane.wilson-bilik@sablaw.com
                                                                        1933 Act
                                                                     Rule 497(j)


   May 6, 2004                                                         VIA EDGAR





Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Valley Forge Life Variable Annuity Separate Account
         Valley Forge Life Insurance Company
         Post-Effective Amendment No. 11 to Form N-4 (Registration No.
         333-01087)

To the Commission Staff:

         On behalf of Valley Forge Life Insurance Company (the "Company") and Valley Forge Life Variable Annuity Separate Account (the "Separate Account"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933, as amended. In this regard, we certify that the form of prospectus and statement of additional information for the variable annuity contracts offered by the Company through the Separate Account that would have been filed under Rule 497(c) would not have differed from that contained in the above-referenced post-effective amendment (the "Amendment") to the registration statement on Form N-4 for the Separate Account. That Amendment was filed electronically with the Commission on April 29, 2004.

         Please call the undersigned at 202.383.0660 if you have any questions concerning this filing.


Very truly yours,



/s/ Mary Jane Wilson-Bilik
Mary Jane Wilson-Bilik